UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment |_|; Amendment Number : _ _ _ _ _ _

         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Needham Management Partners, L.P.
         -----------------------------------------------------------------------
Address: 445 Park Avenue
         -----------------------------------------------------------------------
         New York, NY 10022
         -----------------------------------------------------------------------

Form 13F File Number: 028-10110

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Glen W. Albanese
         -----------------------------------------------------------------------
Title:   General Partner
         -----------------------------------------------------------------------
Phone:   212-371-8300
         -----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Glen W. Albanese            New York, New York               11/4/2002
----------------------------    --------------------             ---------------
[Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                            Name

28-
---------------------------------               --------------------------------
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                   -

Form 13F Information Table Entry Total:              126

Form 13F Information Table Value Total:              $153,484.30
                                                     -----------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number                 Name

         01                28 -

         02                28 -

         03                28 -

NEEDHAM MANAGEMENT PARTNERS, L.P.
9/30/2002

                                                                         Item 4       Item 5
                                                                          FAIR        SHARES/     Item 6      Item 7       Item 8
Item 1                               Item 2                Item 3     MARKET VALUE   PRINCIPAL  INVESTMENT     OTHER       VOTING
NAME OF ISSUER                   TITLE OF CLASS            CUSIP       (thousands)    AMOUNT    DISCRETION    MANAGERS    AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                          Common Stock           885535104   1,103.20        280,000       Sole                     Sole
ACTEL CORP                         Common Stock           004934105   1,352.00        130,000       Sole                     Sole
ADC TELECOMMUNICATIONS INC         Common Stock           000886101     552.00        480,000       Sole                     Sole
ADE CORP                           Common Stock           00089C107     736.75        175,000       Sole                     Sole
ADVANCED MICRO DEVIC ED INC US     Common Stock           007903107   1,468.50        275,000       Sole                     Sole
AMERICAN PWR CONVERSION CORP       Common Stock           029066107   1,816.40        190,000       Sole                     Sole
ANAREN MICROWAVE INC               Common Stock           032744104     822.00        100,000       Sole                     Sole
APPLIED MATERIALS INC              Common Stock           038222105   1,155.00        100,000       Sole                     Sole
ARROW ELECTRONICS INC              Common Stock           042735100     915.68         72,500       Sole                     Sole
ARTESYN TECHNOLOGIES INC           Common Stock           043127109      86.83         57,500       Sole                     Sole
ASPEN TECHNOLOGY INC               Common Stock           045327103     576.00        192,000       Sole                     Sole
AT&T CORP                          Common Stock           001957109   3,362.80        280,000       Sole                     Sole
AT&T WIRELESS SERVICES INC.        Common Stock           00209A106   1,598.56        388,000       Sole                     Sole
ATMEL CORP                         Common Stock           049513104     731.40        690,000       Sole                     Sole
ATMI INC                           Common Stock           00207R101   1,410.00        100,000       Sole                     Sole
AXT, INC.                          Common Stock           00246W103     540.80        260,000       Sole                     Sole
BARBEQUES GALORE LTD               ADR                    067091108      49.65         15,000       Sole                     Sole
BELL MICROPRODUCTS INC             Common Stock           078137106   1,483.90        355,000       Sole                     Sole
BOSTON SCIENTIFIC CORP             Common Stock           101137107   2,840.40         90,000       Sole                     Sole
BOTTOMLINE TECH INC                Common Stock           101388106     126.90         27,000       Sole                     Sole
BRANTELY CAPITAL CORP              Common Stock           105494108     438.00         50,000       Sole                     Sole
BROOKSTONE INC                     Common Stock           114537103   2,214.00        180,000       Sole                     Sole
BROOKS-PRI AUTOMATION INC          Common Stock           11442E102   1,145.00        100,000       Sole                     Sole
BTU INTL INC                       Common Stock           056032105     203.00        100,000       Sole                     Sole
CELERITEK INC                      Common Stock           150926103   1,157.85        155,000       Sole                     Sole
CIMATRON LTD                       Common Stock           M23798107      38.25         45,000       Sole                     Sole
COGNEX CORP                        Common Stock           192422103   2,086.50        150,000       Sole                     Sole
COLLECTORS UNIVERSE                Common Stock           19421R101     142.07        200,000      Shared/                  Shared/
                                                                                                    Other                   Other
COLLECTORS UNIVERSE                Common Stock           19421R101     179.57        227,500       Sole                     Sole
CONEXANT SYTEMS INC                Common Stock           207142100      12.00         12,014       Sole                     Sole
CONMED CORPORATION                 Common Stock           207410101   7,052.50        350,000       Sole                     Sole
COSINE COMMUNICATIONS INC          Common Stock           221222102      25.20         10,000       Sole                     Sole
CROSSROADS SYSTEMS INC             Common Stock           22765D100      85.26        147,000       Sole                     Sole
CTS CORP                           Common Stock           126501105   1,817.00        395,000       Sole                     Sole
CYMER INC                          Common Stock           232572107     594.88         31,914       Sole                     Sole
DATALINK CORP                      Common Stock           237934104   2,144.20        755,000       Sole                     Sole
DATALINK CORP                      Warrants               237934997     213.72        128,000       Sole                     Sole


NEEDHAM MANAGEMENT PARTNERS, L.P.
9/30/2002

                                                                         Item 4       Item 5
                                                                          FAIR        SHARES/     Item 6      Item 7       Item 8
Item 1                               Item 2                Item 3     MARKET VALUE   PRINCIPAL  INVESTMENT     OTHER       VOTING
NAME OF ISSUER                   TITLE OF CLASS            CUSIP       (thousands)    AMOUNT    DISCRETION    MANAGERS    AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
DDI CORP                           Common Stock           233162106     159.00      1,000,000       Sole                     Sole
DEL GLOBAL TECHNOLOGIES CORP       Common Stock           245073101     480.00        200,000       Sole                     Sole
EMS TECHNOLOGIES INC               Common Stock           26873N108     315.50        307,500       Sole                     Sole
ERICSSON LM TEL CO                 ADR                    294821400     421.20      1,170,000       Sole                     Sole
FIRST DATA CORP                    Common Stock           319963104   3,857.10        138,000       Sole                     Sole
FOUNDRY NETWORKS INC               Common Stock           35063R100     274.00         50,000       Sole                     Sole
FREQUENCY ELECTRONICS INC.         Common Stock           358010106     797.50        110,000       Sole                     Sole
FSI INTL INC                       Common Stock           302633102   1,861.77        608,421       Sole                     Sole
GRANT PRIDE CO                     Common Stock           38821G101   1,127.28        132,000       Sole                     Sole
H & Q LIFE SCIENCES INVS           Common Stock           404053100   1,473.02        124,938       Sole                     Sole
H&Q HEALTH CARE                    Common Stock           404052102   1,985.62        140,824       Sole                     Sole
HARRIS CORPORATION                 Common Stock           413875105   3,533.20        105,500       Sole                     Sole
HARTE-HANKS COMMUNICATIONS INC     Common Stock           416196103   2,838.03        152,500       Sole                     Sole
HELIX TECHNOLOGY CORP              Common Stock           423319102     482.50         50,000       Sole                     Sole
HONEYWELL INC                      Common Stock           438516106   4,007.10        185,000       Sole                     Sole
II VI INC.                         Common Stock           902104108   2,236.13        167,500       Sole                     Sole
INTEVAC INC                        Common Stock           461148108     557.10        150,000       Sole                     Sole
KEMET CORP                         Common Stock           488360108   2,043.45        239,000       Sole                     Sole
KEY TECHNOLOGY INC                 Common Stock           493143101   1,477.95        295,000       Sole                     Sole
KRONOS INC                         Common Stock           501052104   4,408.77        179,000       Sole                     Sole
KVH INDUSTRIES INC                 Common Stock           482738101     311.50         50,000       Sole                     Sole
LOGIC VISION                       Common Stock           54140W107     290.59        117,646       Sole                     Sole
MACDERMID INC                      Common Stock           554273102   4,488.75        225,000       Sole                     Sole
MANUFACTURS SVCS                   Common Stock           565005105     931.50        345,000       Sole                     Sole
MICROSEMI CORP                     Common Stock           595137100   1,346.40        240,000       Sole                     Sole
MIPS TECHNOLOGIES INC              Common Stock           604567107     172.77        130,000       Sole                     Sole
MKS INSTRUMENTS INC                Common Stock           55306N104   2,730.00        250,000       Sole                     Sole
MOTOROLA INC                       Common Stock           620076109   2,545.00        250,000       Sole                     Sole
MTI TECHNOLOGY CORP                Common Stock           553903105      43.75        175,000       Sole                     Sole
NETSCREEN TECHNOLOGIES INC         Common Stock           64117V107      32.55          3,000       Sole                     Sole
NEWPORT CORP                       Common Stock           651824104   1,128.00        100,000       Sole                     Sole
NOVA MEASURING INSTRUMENTS LTD     Common Stock           M7516K103     268.80        240,000       Sole                     Sole
OIL STATES INTERNATIONAL INC.      Common Stock           678026105   1,363.00        136,300       Sole                     Sole
ORBOTECH LTD.                      Common Stock           M75253100   2,203.09        151,000       Sole                     Sole
PARAMETRIC TECHNOLOGY CORP         Common Stock           699173100     787.50        437,500       Sole                     Sole
PARK ELECTROCHEMICAL CORP          Common Stock           700416209   1,252.50         75,000       Sole                     Sole
PARLEX CORP                        Common Stock           701630105   1,888.00        160,000       Sole                     Sole

NEEDHAM MANAGEMENT PARTNERS, L.P.
9/30/2002

                                                                         Item 4       Item 5
                                                                          FAIR        SHARES/     Item 6      Item 7       Item 8
Item 1                               Item 2                Item 3     MARKET VALUE   PRINCIPAL  INVESTMENT     OTHER       VOTING
NAME OF ISSUER                   TITLE OF CLASS            CUSIP       (thousands)    AMOUNT    DISCRETION    MANAGERS    AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
PARTHUS TECHNOLOGIES               ADR                    70211Y103     625.43        283,000       Sole                     Sole
PEDIATRICS SVCS AMERICA INC        Common Stock           705323103     216.00         40,000       Sole                     Sole
PEMSTAR INC                        Common Stock           706552106     363.00        300,000       Sole                     Sole
PEREGRINE SYSTEMS INC              Common Stock           71366Q101      26.04        420,000       Sole                     Sole
PERSISTANCE SOFTWARE INC           Common Stock           715329108      21.00         50,000       Sole                     Sole
PHARSIGHT CORP                     Common Stock           71721Q101     100.65        152,500       Sole                     Sole
PHARSIGHT CORP                     Common Stock           71721Q101     181.65        305,811      Shared/                  Shared/
                                                                                                    Other                    Other
PHOENIX TECHNOLOGIES LTD.          Common Stock           719153108   1,377.50        190,000       Sole                     Sole
PHOTOTRONICS INC                   Common Stock           719405102   2,414.40        240,000       Sole                     Sole
PRECISION CASTPARTS CORP.          Common Stock           740189105   2,168.00        100,000       Sole                     Sole
PSS WORLD MED INC                  Common Stock           69366A100   1,163.75        175,000       Sole                     Sole
QUIKLOGIC INC.                     Common Stock           74837P108     400.16        160,000       Sole                     Sole
QUINTILES TRANSNATIONAL CORP       Common Stock           748767100   1,997.10        210,000       Sole                     Sole
RAINBOW TECHNOLOGIES INC           Common Stock           750862104     795.20        280,000       Sole                     Sole
RAWLINGS SPORTING GOODS CO.        Common Stock           754459105     516.64         99,353       Sole                     Sole
REMEC INC                          Common Stock           759543101   1,790.25        525,000       Sole                     Sole
RENAL CARE GROUP INC               Common Stock           759930100   2,960.10         90,000       Sole                     Sole
ROBOTIC VISION SYS INC             Common Stock           771074101     439.56       1,569,682      Sole                     Sole
ROBOTIC VISION SYS INC             Warrants               771074986      63.77         342,465      Sole                     Sole
ROCKFORD CORP                      Common Stock           77316P101   1,028.57        157,500       Sole                     Sole
SANMINA CORP                       Common Stock           800907107   1,094.15        395,000       Sole                     Sole
SIMPLE TECH                        Common Stock           828823104     213.00        100,000       Sole                     Sole
SIRENZA MICRODEVICES               Common Stock           829667106     135.87        104,839       Sole                     Sole
SKYWORKS SOLUTIONS, INC            Common Stock           83088M102      19.10          4,216       Sole                     Sole
SOLECTRON CORP                     Common Stock           834182107     693.98        328,900       Sole                     Sole
SOUNDVIEW TECHNOLOGIES GROUP       Common Stock           83611Q109     390.00        300,000       Sole                     Sole
SOUTHWALL TECHNOLOGIES INC         Common Stock           844909101     865.80        370,000       Sole                     Sole
SPEEDFAM-IPEC INC                  Common Stock           847705100   1,864.28        502,500       Sole                     Sole
STANDARD MICROSYSTEM CORP          Common Stock           853626109   1,798.57        117,700       Sole                     Sole
STORAGE TECHNOLOGY CORP            Common Stock           862111200     525.50         50,000       Sole                     Sole
SUNTRON CORP                       Common Stock           86789P100      81.25         25,000       Sole                     Sole
SYNPLICITY INC                     Common Stock           87160Y108     431.00        100,000       Sole                     Sole
SYPRIS SOLUTIONS INC               Common Stock           871655106   2,441.25        225,000       Sole                     Sole
THERMO ELECTRON CORP               Common Stock           883556102   2,500.15        155,000       Sole                     Sole
TRIKON TECHNOLOGIES INC            Common Stock           896187408     431.68         76,000       Sole                     Sole
TRIQUINT SEMICONDUCTOR INC         Common Stock           89674K103     635.40        180,000       Sole                     Sole
TYCO INTERNATIONAL LTD             Common Stock           902124106   2,397.00        170,000       Sole                     Sole
US ONCOLOGY INC                    Common Stock           90338W103   1,622.00        200,000       Sole                     Sole

NEEDHAM MANAGEMENT PARTNERS, L.P.
9/30/2002

                                                                         Item 4       Item 5
                                                                          FAIR        SHARES/     Item 6      Item 7       Item 8
Item 1                               Item 2                Item 3     MARKET VALUE   PRINCIPAL  INVESTMENT     OTHER       VOTING
NAME OF ISSUER                   TITLE OF CLASS            CUSIP       (thousands)    AMOUNT    DISCRETION    MANAGERS    AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP.                Common Stock           91913Y100    2,382.30         90,000       Sole                     Sole
VARCO INTL INC                     Common Stock           922122106    5,788.33        342,100       Sole                     Sole
VERSATA INC                        Common Stock           925298101      142.50        124,999       Sole                     Sole
VEECO INSTRUMENTS INC              Common Stock           922417100    1,080.00        100,000       Sole                     Sole
VIASAT INC                         Common Stock           92552V100    1,392.30        221,000       Sole                     Sole
VIASYS HEALTHCARE INC.             Common Stock           92553Q209    1,463.00         95,000       Sole                     Sole
VISHAY INTERTECNLGY                Common Stock           928298108      880.00        100,000       Sole                     Sole
VISUAL NETWORKS INC                Common Stock           928444108      129.00        150,000       Sole                     Sole
WEST MARINE INC                    Common Stock           954235107    1,207.45         95,000       Sole                     Sole
WESTERN DIGITAL CORP               Common Stock           958102105    1,480.50        315,000       Sole                     Sole
WORLDCOM INC                       Common Stock           98157D106       70.00        700,000       Sole                     Sole
XICOR INC                          Common Stock           984903104      386.27        107,000       Sole                     Sole

INTEGRATED PROCESS                 Bond                   45812KAD0      935.00      1,000,000       Sole                     Sole
ADAPTEC INC                        Bond                   00651FAC2      961.25      1,000,000       Sole                     Sole
                                                                    -----------
                                                                     153,484.30
                                                                    ===========
                                                                    126 ENTRIES
                                                                    -----------